Inventories	12 Months Ended
Jun. 30, 2021
Disclosure of inventories [text block] [Abstract]
Inventories

Note 9. Inventories

	30 June 2021			30 June 2020
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	-	1,266,587	1,266,587	-	1,722,349	1,722,349
Work in progress	-	-	-	117,576	-	117,576
Finished goods (Travelan and Protectyn)	292,532	-	292,532	680,114	-	680,114
	292,532	1,266,587	1,559,119	797,690	1,722,349	2,520,039